Restatement of Quarterly Financial Information (Unaudited) (Details 2) - USD ($)	3 Months Ended								6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income	$ (1,541,916)	$ (1,679,220)	$ (457,546)	$ (6,146,914)	$ (2,854,875)									$ (10,802,111)	$ 5,668,314
Account receivable											$ 1,781,278	$ (617,815)		(1,310,421)	(859,396)
Net cash provided by operating activities											$ (1,664,460)	(3,274,785)		$ (4,105,167)	$ 19,226,037
As Restated Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income			(457,546)	(6,146,914)	(2,854,875)	$ (809,224)	$ (746,597)	$ (1,737,526)	$ (9,001,789)	$ (2,484,123)		(9,459,335)	$ (3,293,347)
Non-cash interest income					(19,116)			(24,458)	(31,524)	(42,331)		(44,214)	(60,609)
Account receivable					880,355			2,395,674	763,774	1,049,279		617,815	543,585
Net cash provided by operating activities					(439,220)			777,564	(3,122,619)	232,492		(3,274,785)	786,144
As Previously Reported Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income			(470,236)	(6,159,322)	(2,558,991)	(827,502)	(764,470)	(1,446,984)	(8,718,313)	(2,211,454)		(9,188,549)	(3,038,956)
Non-cash interest income					0			0	0	0		0	0
Account receivable					565,355			2,080,674	448,774	734,279		302,815	228,585
Net cash provided by operating activities					(439,220)			777,564	(3,122,619)	232,492		(3,274,785)	786,144
Adjustment Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income			$ 12,690	$ 12,408	(295,884)	$ 18,278	$ 17,873	(290,542)	(283,476)	(272,669)		(270,786)	(254,391)
Non-cash interest income					(19,116)			(24,458)	(31,524)	(42,331)		(44,214)	(60,609)
Account receivable					315,000			315,000	315,000	315,000		315,000	315,000
Net cash provided by operating activities					$ 0			$ 0	$ 0	$ 0		$ 0	$ 0